Note 4 Allocation of earnings (Details) € in Millions	Dec. 31, 2023 EUR (€)
Application of results [Line Items]
Profit or loss for the year allocation of earnings	€ 4,807
Interim dividends application of results	952
Dividend payables	2,277
Reserves / Acumulated gains	€ 1,579